Audit and Other Services - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	£ 400,000	£ 400,000	£ 600,000
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	700,000	700,000	400,000
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	0	0	200,000
Audit fees payable for statutory audit	12,100,000	11,400,000	9,300,000
Incremental Work In Support Of Audit Of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,400,000	1,500,000	1,500,000
Corporate and Other Borrowers
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 27,000	£ 24,000	£ 0